RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of Related Party Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Related Party Balance [Abstract]
Trade receivable	$ 927	$ 420
Trade payables	28	0
Long term deferred revenues	$ 3,822	$ 3,717